Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of the conversion options
	June 30, 2018	December 31, 2017
Risk-free interest rate at grant date	0.45%	0.45%
Expected stock price volatility	244%	228%
Expected dividend payout	-	-
Expected option in life-years	1	1

	December 31, 2017	December 31, 2016
Risk-free interest rate at grant date	0.45%	0.18%
Expected stock price volatility	228%	269%
Expected dividend payout	-	-
Expected option in life-years	1	.05

Schedule of fair value of the conversion option derivative liability

	June 30, 2018	December 31, 2017
Conversion option liability (beginning balance)	$19,406	$12,567
Reclassification to additional paid in capital	(25,494)
Loss on changes in fair market value of conversion option liability	6,088	6,839
Net conversion option liability	$-	$19,406

	December 31, 2017	December 31, 2016
Conversion option liability (beginning balance)	$12,567	$17,796
Additional liability due to new convertible note	-
Loss (gain) on changes in fair market value of conversion option liability	6,839	(5,229)
Net conversion option liability	$19,406	$12,567